CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest income
Interest income	$ 11,996	$ 12,681
Total income	12,389	13,150
Non-interest expenses	8,042	8,410
Earnings before income taxes	3,090	2,886
Federal income tax expense (benefit)	1,021	952
NET INCOME	2,069	1,934
Parent Company [Member]
Interest income
Interest income	99	110
Total income	2,435	2,206
Non-interest expenses	495	387
Earnings before income taxes	1,940	1,819
Federal income tax expense (benefit)	(129)	(115)
NET INCOME	2,069	1,934
First Federal of Hazard [Member] | Parent Company [Member]
Interest income
Dividends	0	0
Equity in undistributed earnings	354	417
First Federal of Frankfort [Member] | Parent Company [Member]
Interest income
Dividends	1,612	1,795
Equity in undistributed earnings	$ 370	$ (116)